Provisions - Amounts recognized (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	$ 147	$ 157	$ 146
Defined benefit plans
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	147	157	146
Interest cost (net)	415	359	332
Other	257	129	51
Total defined benefit expenses recognized in the consolidated income statements	$ 819	$ 645	$ 529